Financial Instruments - Separate Accounts Fair Value (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets		$ 4,035.1	$ 4,331.5
Fair Value, Measurements, Recurring | Level 1
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	[1]	920.2	1,049.3
Fair Value, Measurements, Recurring | Level 2
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	[1]	2,927.6	3,074.9
Fair Value, Measurements, Recurring | Level 3
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	[1]	3.8	2.9
Fair Value, Measurements, Recurring | Estimate of Fair Value Measurement [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	[1]	3,851.6	4,127.1
Cash and Cash Equivalents [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets		183.5	204.4
Debt Securities [Member] | Fair Value, Measurements, Recurring | Level 1
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets		750.4	876.0
Debt Securities [Member] | Fair Value, Measurements, Recurring | Level 2
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets		2,382.0	2,495.0
Debt Securities [Member] | Fair Value, Measurements, Recurring | Level 3
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets		3.8	2.9
Debt Securities [Member] | Fair Value, Measurements, Recurring | Estimate of Fair Value Measurement [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets		3,136.2	3,373.9
Equity Securities [Member] | Fair Value, Measurements, Recurring | Level 1
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets		169.8	173.3
Equity Securities [Member] | Fair Value, Measurements, Recurring | Level 2
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets		5.2	5.7
Equity Securities [Member] | Fair Value, Measurements, Recurring | Level 3
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets		0.0	0.0
Equity Securities [Member] | Fair Value, Measurements, Recurring | Estimate of Fair Value Measurement [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets		175.0	179.0
Derivatives [Member] | Fair Value, Measurements, Recurring | Level 1
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets		0.0	0.0
Derivatives [Member] | Fair Value, Measurements, Recurring | Level 2
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets		0.2	0.2
Derivatives [Member] | Fair Value, Measurements, Recurring | Level 3
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets		0.0	0.0
Derivatives [Member] | Fair Value, Measurements, Recurring | Estimate of Fair Value Measurement [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets		0.2	0.2
Common/collective trusts | Fair Value, Measurements, Recurring | Level 1
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets		0.0	0.0
Common/collective trusts | Fair Value, Measurements, Recurring | Level 2
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets		540.2	574.0
Common/collective trusts | Fair Value, Measurements, Recurring | Level 3
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets		0.0	0.0
Common/collective trusts | Fair Value, Measurements, Recurring | Estimate of Fair Value Measurement [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets		$ 540.2	$ 574.0

[1]	Excludes $183.5 million and $204.4 million of cash and cash equivalents and other receivables at December 31, 2015 and 2014, respectively.